Insurance Contracts_Changes In Insurance Liability(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 KRW (₩)
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		₩ 33,412,949				₩ 31,801,275
Net increase (decrease)	[1]	1,553,734				1,611,674
Ending		34,966,683	[2]	$ 30,262,132		33,412,949
Non-life insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		26,043,652
Ending		27,803,775				26,043,652
General Insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		1,054,823				1,194,260
Net increase (decrease)	[1]	10,090				(139,437)
Ending		1,064,913				1,054,823
Automobile insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		1,492,294				1,477,569
Net increase (decrease)	[1]	131,552				14,725
Ending		1,623,846				1,492,294
Long-term Insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		23,386,279				21,598,125
Net increase (decrease)	[1]	1,619,799				1,788,154
Ending		25,006,078				23,386,279
Long-term investment contract
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		110,256				112,509
Net increase (decrease)	[1]	(1,318)				(2,253)
Ending		108,938				110,256
Life Insurance Contracts Member [Member]
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		7,364,897
Ending		7,159,500				7,364,897
Pure endowment insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		5,233,491				5,249,627
Net increase (decrease)	[1]	2,637				(16,136)
Ending		5,236,128				5,233,491
Death insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		500,571				366,303
Net increase (decrease)	[1]	142,392				134,268
Ending		642,963				500,571
Joint insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		1,621,460				1,782,885
Net increase (decrease)	[1]	(350,605)				(161,425)
Ending		1,270,855				1,621,460
Group insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		735				1,069
Net increase (decrease)	[1]	(211)				(334)
Ending		524				735
Other
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning	[3]	8,640				14,183
Net increase (decrease)	[1],[3]	391				(5,543)
Ending	[3]	9,031				8,640
Others
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		4,400				4,745
Net increase (decrease)	[1]	(993)				(345)
Ending		₩ 3,407				₩ 4,400

[1]	Including currency translation effect and decrease in liability related to investment contract
[2]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[3]	Including policyholder's profit dividend reserve and reserve for compensation for losses on dividend-paying insurance contract.